Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Rental Payments under Leases	The future minimum rental payments under the leases as of September 30, 2020 are as follows:

Amount
Year Ending December 31,
2020	$481
2021	160

$641

All leases expire between January 31, 2020 and January 31, 2021. The future minimum rental payments under the leases as of December 31, 2019 are as follows (in thousands):

Amount
Year Ending December 31,
2020	$302
2021	13

$315